Impairment of Goodwill and Intangible assets (Detail Textuals) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and intangible assets	$ 45,785
Impairment of goodwill	37,000	$ 0
Impairment of intangible assets	$ 8,785	$ 0